GOODWILL	12 Months Ended
Dec. 31, 2013
GOODWILL

NOTE 6. GOODWILL

The following table summarizes the changes to our Company’s goodwill:

(In US$ thousands)	2011	2012	2013
Balance at beginning of year	$39,493	$28,437	$16,934
Acquisition - OneNet and FingerRockz (Note 4)	1,049	—	496
Impairment charge - IAHGames, OneNet, FunTown and FingerRockz (Note 9)	(5,097)	(12,489)	(17,054)
Reversal of contingent payment of minimum guarantee under licensing agreement	(5,885)	—	—
Translation adjustment	(1,123)	986	(376)

Balance at end of year	$28,437	$16,934	$—

By the acquisition of FingerRockz in 2013, we obtained its mobile platform development experience which now constitutes an important complement to FunTown’s R&D capacity in mobile games. We reassigned its role and developed our estimates of future cash flows from mobile games accordingly. Therefore, for the purpose of testing goodwill for impairment, we determined FingerRockz to be an integral part of FunTown with respect to determining reporting unit, and goodwill arising from the acquisition of FingerRockz was reassigned to FunTown.